RELATED PARTY TRANSACTIONS 1 (Detail) - Convertible Loan [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Interest Rate	0.00%
Principal	¥ 108,334
Period	December 1, 2021 to June 30, 2023